UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whale Rock Capital Management LLC
Address: One Post Office Square, 41st Floor

         Boston, MA  02109

13F File Number:  028-12235

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alex Sacerdote
Title:     Authorized Person
Phone:     617-502-9904

Signature, Place, and Date of Signing:

     Alex Sacerdote     Boston, MA     May 11, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $311,503 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADIGICS INC                  COM              032515108    13998  1184234 SH       SOLE                  1184234
APPLE INC                      COM              037833100    32374   348444 SH       SOLE                   348444
AT&T INC                       COM              00206R102    17503   443900 SH  CALL SOLE                   443900
AT&T INC                       COM              00206R102    16357   414838 SH       SOLE                   414838
BON-TON STORES INC             COM              09776J101    40590   721735 SH       SOLE                   721735
BROCADE COMMUNICATIONS SYS I   COM              111621108    17078  1793939 SH       SOLE                  1793939
COMCAST CORP NEW               CL A             20030N101     7176   276525 SH       SOLE                   276525
DOMINOS PIZZA INC              COM              25754A201     7825   240988 SH       SOLE                   240988
ENDEAVOR ACQUISITION CORP      COM              292577103     3263   300731 SH       SOLE                   300731
EQUINIX INC                    COM NEW          29444U502     3603    42076 SH       SOLE                    42076
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109     7063    90024 SH       SOLE                    90024
GLOBAL CROSSING LTD            SHS NEW          G3921A175     9491   345144 SH       SOLE                   345144
GOOGLE INC                     CL A             38259P508    18667    40744 SH       SOLE                    40744
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206     2980   100000 SH       SOLE                   100000
HASBRO INC                     COM              418056107    11702   408892 SH       SOLE                   408892
HEWLETT PACKARD CO             COM              428236103    20958   522125 SH       SOLE                   522125
INTERPUBLIC GROUP COS INC      COM              460690100     5551   450948 SH       SOLE                   450948
LIN TV CORP                    CL A             532774106     7749   487350 SH       SOLE                   487350
LORAL SPACE & COMMUNICATNS L   COM              543881106     8914   175206 SH       SOLE                   175206
MIPS TECHNOLOGIES INC          COM              604567107     5012   561310 SH       SOLE                   561310
MORGANS HOTEL GROUP CO         COM              61748W108     1738    82713 SH       SOLE                    82713
NOKIA CORP                     SPONSORED ADR    654902204    17791   776215 SH       SOLE                   776215
NOVATEL WIRELESS INC           COM NEW          66987M604     5906   368197 SH       SOLE                   368197
PINNACLE ENTMT INC             COM              723456109    10952   376736 SH       SOLE                   376736
POLO RALPH LAUREN CORP         CL A             731572103     6938    78704 SH       SOLE                    78704
R H DONNELLEY CORP             COM NEW          74955W307    10324   145629 SH       SOLE                   145629